Accrued Liabilities	3 Months Ended
Mar. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities

6. Accrued Liabilities

Accrued liabilities consisted of the following:

	March 31, 2023	December 31, 2022
Accrued compensation	$532,973	$1,501,736
Accrued professional fees	1,390,130	794,021
Accrued insurance	363,158	590,936
Accrued sales and property taxes	1,294,305	171,660
Other accrued expenses	75,702	84,624
Total accrued expenses	$3,656,268	$3,142,977

In April 2023, the Company received correspondence from the State of Texas assessing a sale and use tax liability of $1.2 million. The accrual is recorded under accrued liabilities of the condensed consolidated balance sheet.